Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 1 - Summary of Significant Accounting Policies

Nature of Operations and Basis of Financial Statement Presentation

The consolidated financial statements include accounts of Flatbush Bancorp Inc. (the "Company"), Flatbush Federal Savings and Loan Association (the "Association") and the Association's subsidiary, Flatbush REIT, Inc. (the "REIT"), a corporation principally engaged in investing in loans secured by real estate. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated in consolidation. At both December 31, 2011 and 2010, 54.23%, of the Company's common stock was owned by Flatbush Federal MHC, a mutual holding company.

The Company's primary business is the ownership and operation of the Association. The Association's principal business consists of attracting retail deposits from the general public in the areas surrounding its various locations in Brooklyn, New York and investing those deposits, together with funds generated from operations and borrowings, primarily in one-to four-family residential mortgage loans, real estate construction loans and various securities. One-to four-family residential real estate in the Association's market areas is characterized by a large number of attached and semi-detached homes, including a number of two- and three-family homes and cooperative apartments. Revenues are derived principally from interest on loans and securities, loan origination and servicing fees, and service charges and fees collected on deposit accounts. The primary sources of funds are deposits, principal and interest payments on loans and securities, and borrowings.

The Association's lending area is concentrated in the neighborhoods surrounding the Association's office locations in Brooklyn, New York. Most of the deposit customers are residents of the greater New York metropolitan area.

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the dates of the consolidated statements of financial condition and revenues and expenses for the periods then ended. Actual results could differ significantly from those estimates.

Material estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses, the determination of the projected pension liabilities and the amount of deferred taxes which are more likely than not to be realized. Management believes that the allowance for loan losses and projected pension liability are adequate and that all deferred taxes are more likely than not to be realized. While management uses available information to recognize losses on loans, future additions to the allowance for loan losses may be necessary based on changes in economic conditions in the market area. The determination of the projected pension liability and related pension expense is based upon assumptions regarding the discount rate and expected return on plan assets, as well as employee demographics, such as retirement patterns, employee turnover, mortality rates and estimated employee compensation increases. The assessment of the amount of deferred tax assets more likely than not to be realized is based upon projected future taxable income, which is subject to continual revisions for updated information.

In addition, various regulatory agencies, as an integral part of their examination process, periodically review the Association's allowance for loan losses. Such agencies may require the Association to recognize additions to the allowance based on their judgments about information available to them at the time of their examination.

The Company follows the Financial Accounting Standards Board ("FASB") guidance on subsequent events, which establishes general standards for accounting for and disclosure of events that occur after the balance sheet date but before the financial statements are issued. The guidance sets forth the period after the balance sheet date during which management of the reporting entity, should evaluate events or transactions that may occur for potential recognition in the financial statements, identifies the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements, and the disclosure that should be made about events or transactions that occur after the balance sheet date. In preparing these consolidated financial statements, the Company evaluated the events that occurred between January 1, 2011 and the date these consolidated financial statements were issued.

On January 13, 2012, the Company consummated the sale of the Association's main branch building and a portion of adjoining real estate to a third party for consideration of $10,136,000 and recognized a pre-tax gain of $9,072,000. This transaction is more fully described in Note 20 to the consolidated financial statements.

On March 13, 2012, the Company entered into an Agreement and Plan of Merger (the "Merger Agreement") by and between (i) Northfield Bank, Northfield Bancorp, Inc. ("Northfield Bancorp"), and Northfield Bancorp, MHC, and (ii) the Company, the Association and Flatbush Federal Bancorp, MHC. The Merger Agreement provides, among other things, that as a result of the merger of the Company into Northfield Bancorp (the "Mid-Tier Merger"), each outstanding share of the Company's common stock will be converted into the right to receive 0.4748 shares of Northfield Bancorp common stock. The Merger Agreement contains a number of customary representations and warranties by the parties regarding certain aspects of their respective businesses, financial condition, structure and other facts pertinent to the Merger that are customary for a transaction of this kind. The obligation of the parties to complete the Merger is subject to various customary conditions. If the Merger is terminated under specified situations in the Merger Agreement (because the Company accepts a proposal to be acquired that is superior to the one contained in the Merger Agreement, enters into an agreement related to such a proposal and terminates the Merger Agreement, or fails to make, withdraws, modifies or qualifies its recommendation regarding the Merger Agreement), the Company may be required to pay a termination fee to Northfield Bancorp of approximately $700,000. The foregoing description of the Merger Agreement does not purport to be complete and is qualified in its entirety by reference to the full text of the Merger Agreement, which was included in a Form 8-K filed with the Securities and Exchange Commission on March 15, 2012.

Cash and Cash Equivalents

Cash and cash equivalents include cash and amounts due from depository institutions, interest-bearing deposits in other banks, term deposits with original maturities of three months or less, and federal funds sold. Generally, federal funds are sold for one-day periods.

Investment and Mortgage-Backed Securities

Investments in debt securities that the Association has the positive intent and ability to hold to maturity are classified as held to maturity securities and reported at amortized cost. Debt and equity securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and reported at fair value, with unrealized holding gains and losses included in earnings. Debt and equity securities not classified as trading securities nor as held to maturity securities are classified as available for sale securities and reported at fair value, with unrealized holding gains or losses, net of deferred income taxes, reported in the accumulated other comprehensive loss component of stockholders' equity. The Company has no securities classified as available for sale or trading securities.

Premiums and discounts on all securities are amortized/accreted using the interest method. Interest income on securities, which includes amortization of premiums and accretion of discounts, is recognized in the consolidated financial statements when earned. The adjusted cost basis of an identified security sold or called is used for determining security gains and losses recognized in the consolidated statements of income.

Individual securities are considered impaired when the fair value of such security is less than its amortized cost. The Company evaluates all securities with unrealized losses quarterly to determine if such impairments are temporary or "other-than-temporary" in accordance with applicable accounting guidance. The Company accounts for temporary impairments based upon security classification as either available for sale or held to maturity. Temporary impairments on available for sale securities are recognized on a tax-effected basis, through other comprehensive income (loss) with offsetting entries adjusting the carrying value of the securities and the balance of deferred income taxes. Temporary impairments of held to maturity securities are not recognized in the consolidated financial statements; however information concerning the amount and duration of impairments on held to maturity securities is disclosed in the notes to the consolidated financial statements.

Other-than-temporary impairments on securities that the Company has decided to sell or will more likely than not be required to sell prior to the full recovery of their fair value to a level to, or exceeding amortized cost are recognized in earnings. Otherwise, the other-than-temporary impairment is bifurcated into credit related and noncredit-related components. The credit related impairment generally represents the amount by which the present value of the cash flows expected to be collected on a debt security falls below its amortized cost. The noncredit-related component represents the remaining portion of the impairment not otherwise designated as credit-related. Credit related other-than-temporary impairments are recognized in earnings while noncredit-related other-than-temporary impairments are recognized, net of deferred income taxes, in other comprehensive income (loss).

Federal Home Loan Bank of New York Stock

Federal Home Loan Bank of New York ("FHLB") stock, which represents a required investment in the common stock of a correspondent bank, is carried at cost.

Management evaluates the FHLB stock for impairment in accordance with guidance on accounting by certain entities that lend to or finance the activities of others. Management's determination of whether this investment is impaired is based on their assessment of the ultimate recoverability of their cost rather than by recognizing temporary declines in value. The determination of whether a decline affects the ultimate recoverability of their cost is influenced by criteria such as (1) the significance of the decline in net assets of the FHLB as compared to the capital stock amount for the FHLB and the length of time this situation has persisted, (2) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance of the FHLB, and (3) the impact of legislative and regulatory changes on institutions and, accordingly, on the customer base of the FHLB.

Management believes no impairment charge is necessary related to the FHLB stock as of December 31, 2011.

Loans Receivable

Loans receivable are stated at unpaid principal balances, less the allowance for loan losses and net deferred loan origination fees and costs. The Association defers loan origination fees and certain direct loan origination costs and accretes/amortizes such amounts as an adjustment of yield over the contractual lives of the related loans.

Interest is recognized by use of the accrual method. An allowance for uncollectible interest on loans is maintained based on management's evaluation of collectibility. The allowance is established by a charge to interest income. Income is subsequently recognized only to the extent that cash payments are received until, in management's judgment, the borrower's ability to make periodic interest and principal payments is probable, in which case the loan is returned to an accrual status.

Allowance for Loan Losses

An allowance for loan losses is maintained at a level necessary to absorb loan losses which are both probable and reasonably estimable. Management, in determining the allowance for loan losses, considers the losses inherent in its loan portfolio and changes in the nature and volume of its loan activities, along with general economic and real estate market conditions. The Association utilizes a two tier approach: (1) identification of impaired loans and establishment of specific loss allowances on such loans; and (2) establishment of general valuation allowances on the remainder of its loan portfolio. The Association maintains a loan review system which allows for a periodic review of its loan portfolio and the early identification of potential impaired loans. Such system takes into consideration, among other things, delinquency status, size of loans, types of collateral and financial condition of the borrowers. Specific loan loss allowances are established for identified loans based on a review of such information. A loan evaluated for impairment is deemed to be impaired when, based on current information and events, it is probable that the Association will be unable to collect all amounts due according to the contractual terms of the loan agreement. All loans identified as impaired are evaluated independently. The Association does not aggregate such loans for evaluation purposes. Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the loan's observable market price or the fair value of the collateral if the loan is collateral dependent. General loan loss allowances are based upon a combination of factors including, but not limited to, actual loan loss experience, composition of the loan portfolio, current economic conditions and management's judgment.

The allowance is increased through provisions charged against current earnings and recoveries of previously charged off loans. Loans which are determined to be uncollectible are charged against the allowance. Although management believes that specific and general loan loss allowances are established to absorb losses which are both probable and reasonably estimable, actual losses are dependent upon future events and, as such, further additions to the level of specific and general loan loss allowances may be necessary.

Payments received on impaired loans are applied to principal.

Concentration of Risk

The Association's lending activities are concentrated in loans secured by real estate located in the State of New York.

Advertising

Advertising expense, which totaled $13,000 and $16,000, during the years ended December 31, 2011 and 2010, respectively, is recorded as incurred and included in other non-interest expenses.

Premises and Equipment

Premises and equipment are comprised of land, at cost, and building, building improvements, leasehold improvements and furniture, fixtures and equipment, at cost, less accumulated depreciation and amortization computed on the straight-line method over the following estimated useful lives:

Years
Building and improvements	5 – 50
Leasehold improvements	Shorter of term of lease or useful life
Furniture, fixtures and equipment	5 – 10

Significant renewals and betterments are charged to the premises and equipment account. Maintenance and repairs are charged to expense in the year incurred. Rental income is netted against occupancy expense in the consolidated statements of income.

Bank Owned Life Insurance (BOLI)

The Company has an investment in BOLI to help offset the rising cost of employee benefits. BOLI is accounted for using the cash surrender value method and is recorded at its realizable value. The income from BOLI is recorded as other non-interest income.

Income Taxes

The Company and the Association file consolidated federal, state and city income tax returns. Income taxes are allocated to the Company and the Association based upon the contribution of their respective income or loss to the consolidated return. The REIT files a separate federal, state and city income tax return and pays its own taxes.

Federal, state and city income taxes have been provided on the basis of reported income. The amounts reflected on the tax return differ from these provisions due principally to temporary differences in the reporting of certain items for financial reporting and income tax reporting purposes. The tax effect of these temporary differences is accounted as deferred taxes applicable to future periods. Deferred income tax expense or benefit is determined by recognizing deferred tax assets and liabilities for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings in the period that includes the enactment date. The realization of deferred tax assets is assessed and a valuation allowance provided, when necessary, for that portion of the asset which is not likely to be realized.

The Company accounts for uncertainty in income taxes recognized in the consolidated financial statements in accordance with accounting guidance which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return, and also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As a result of the Company's evaluation, no significant income tax uncertainties have been identified. Therefore, the Company recognized no adjustment for unrecognized income tax benefits for the years ended December 31, 2011 and 2010. Our policy is to recognize interest and penalties on unrecognized tax benefits in income tax expense in the Consolidated Statements of Income. The amount of interest and penalties for the years ended December 31, 2011 and 2010 was immaterial. The tax years subject to examination by the taxing authorities are the years ended December 31, 2010, 2009 and 2008.

Benefit Plans

The Company has a non-contributory defined benefit pension plan covering all eligible employees. The benefits are based on years of service and employees' compensation. The benefit plan is funded in conformance with funding requirements of applicable government regulations. The Company also has an unfunded Postretirement Benefit Plan, a Supplemental Retirement Plan for executives and a Directors Retirement plan. Prior service costs for these plans generally are amortized over the estimated remaining service periods of participants.

The Company uses the corridor approach in the valuation of the defined benefit plan and other plans. The corridor approach defers all actuarial gains and losses resulting from variances between actual results and economic estimates or actuarial assumptions. For the defined benefit pension plan, these unrecognized gains and losses are amortized when net gains and losses exceed 10% of the greater of the market-related value of plan assets or the projected benefit obligation at the beginning of the year.

Stock-Based Compensation Plans

The Company has two stock-related compensation plans, including stock options and restricted stock plans, which are described in Note 11 to the Company's Consolidated Financial Statements. The Company expenses the fair value of all share-based compensation granted over its requisite service periods.

Options vest over an eight-year service period. Upon exercise of vested options, management expects to draw on treasury stock as the source of shares. The fair values relating to all options granted were estimated using the Black-Scholes option pricing model. Expected volatilities are based on historical volatility of our stock and other factors, such as implied market volatility. The Company used historical exercise dates based on the age at grant of the option holder to estimate the options' expected term, which represent the period of time that the options granted are expected to be outstanding. The Company anticipated the future option holding periods to be similar to the historical option holding periods. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The expected dividend yield was based on the Company's history and expectations of dividend payouts. The Company recognizes compensation expense for the fair values of these awards, which have graded vesting, on a straight-line basis over the requisite service period of the awards. There were no options granted during the years ended December 31, 2011 and 2010.

Interest-Rate Risk

The Association is principally engaged in the business of attracting deposits from the general public and using these deposits, together with other funds, to make loans secured by real estate and, to a lesser extent, to purchase investment and mortgage-backed securities. The potential for interest-rate risk exists as a result of the generally shorter duration of interest-sensitive liabilities compared to the generally longer duration of interest-sensitive assets. In a rising rate environment, liabilities will reprice faster than assets, thereby reducing net interest income. For this reason, management regularly monitors the maturity structure of the Association's interest-earning assets and interest-bearing liabilities in order to measure its level of interest-rate risk and to plan for future volatility.

Net Income per Common Share

Basic net income per common share was computed by dividing net income by the weighted average number of shares of common stock outstanding, adjusted for unearned shares of the ESOP. Stock options and restricted stock awards granted are considered common stock equivalents and therefore considered in diluted net income per common share calculations, if dilutive, using the treasury stock method. During the years ended December 31, 2011 and 2010, all outstanding stock options and unvested restricted stock were anti-dilutive.

Transfer of Financial Assets

Transfer of financial assets, including loan participation sales, are accounted for as sales, when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Association; (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets; and (3) the Association does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Off-Balance Sheet Financial Instruments

In the ordinary course of business, the Association has entered into off-balance sheet financial instruments consisting of commitments to extend credit. Such financial instruments are recorded in the consolidated statements of financial condition when they are funded.

Comprehensive Income

Accounting principles generally accepted in the United States of America require that recognized revenue, expenses, gains and losses be included in net income. Although certain changes in assets and liabilities, such as unrecognized net loss or gain, unrecognized past service cost or unrecognized past transition obligation on defined benefit plans and post retirement plans, are reported as a separate component of the equity section of the consolidated statements of financial condition, such items, along with net income are components of comprehensive income.

Reclassification

Certain amounts as of and for the year ended December 31, 2010 have been reclassified to conform to the current year's presentation. These reclassifications had no impact on net income for 2010.